Note 22 - Segmented Information (Details Textual) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Number of Operating Segments	3
Americas Segment [Member]
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures	$ 3,171	$ 4,753
EMEA Segment [Member]
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures	2,578	2,610
Asia Pacific Segment [Member]
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures	$ 7	$ 7